Commitments (Details)	Sep. 30, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Oct. 14, 2016
Underwriting Agreement
Deferred underwriting fee	$ 5,128,205	$ 10,850,000	$ 10,850,000
Registration Rights
Maximum number of demands | item	3	3
IPO
Underwriting Agreement
Underwriting discount		2.00%		2.00%
Deferred underwriting fee	$ 5,128,205
Over-Allotment Option
Underwriting Agreement
Underwriting discount		2.00%		2.00%
Deferred underwriting fee	$ 5,128,205